Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Servicing Assets at Fair Value [Line Items]
Fair value	$ 3,369	$ 3,377	$ 3,755	$ 2,953
MSR portfolio
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	216,374	225,338
Fair value	$ 3,369	$ 3,377
Value (bps)	1.56%	1.50%
Weighted-average servicing fees (bps)	0.30%	0.30%
Multiple (value/servicing fees)	5.17	5.00
Weighted-average note rate	4.18%	4.02%
Weighted-average age (in years)	5 years	4 years 4 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	8.60%	9.60%
Weighted-average expected life (in years)	7 years 4 months 24 days	7 years
Weighted-average option adjusted spread	5.70%	4.90%
MSR portfolio | HFA
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 52,807	$ 48,286
Fair value	$ 856	$ 769
Value (bps)	1.62%	1.59%
Weighted-average servicing fees (bps)	0.35%	0.36%
Multiple (value/servicing fees)	4.57	4.45
Weighted-average note rate	4.92%	4.56%
Weighted-average age (in years)	4 years 6 months	4 years 3 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	9.90%	10.50%
Weighted-average expected life (in years)	7 years 6 months	7 years 2 months 12 days
Weighted-average option adjusted spread	5.80%	5.40%
MSR portfolio | Government
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 25,139	$ 25,996
Fair value	$ 512	$ 507
Value (bps)	2.04%	1.95%
Weighted-average servicing fees (bps)	0.45%	0.44%
Multiple (value/servicing fees)	4.56	4.41
Weighted-average note rate	4.35%	4.23%
Weighted-average age (in years)	6 years 1 month 6 days	5 years 6 months
Weighted-average expected prepayment (constant prepayment rate)	10.20%	11.10%
Weighted-average expected life (in years)	6 years 9 months 18 days	6 years 6 months
Weighted-average option adjusted spread	6.20%	5.90%
MSR portfolio | Conventional
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 138,428	$ 151,056
Fair value	$ 2,001	$ 2,101
Value (bps)	1.45%	1.39%
Weighted-average servicing fees (bps)	0.25%	0.26%
Multiple (value/servicing fees)	5.69	5.41
Weighted-average note rate	3.87%	3.81%
Weighted-average age (in years)	5 years	4 years 3 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	7.80%	9.10%
Weighted-average expected life (in years)	7 years 4 months 24 days	7 years
Weighted-average option adjusted spread	5.60%	4.60%